Goldman Sachs Nasdaq-100 Premium Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 99.4%
Communication Services – 15.3%
368,997 Alphabet, Inc., Class A $ 106,108,777
342,074 Alphabet, Inc., Class C 98,127,348
28,864 Charter Communications, Inc.,
Class A* 6,231,160
625,479 Comcast Corp., Class A 17,957,502
48,598 Electronic Arts, Inc. 9,907,674
191,114 Meta Platforms, Inc., Class A 109,342,053
728,837 Netflix, Inc.* 70,077,678
39,804 Take-Two Interactive Software,
Inc.* 7,861,290
189,577 T-Mobile US, Inc. 39,816,857
443,359 Warner Bros Discovery, Inc.* 12,174,638
477,604,977
Consumer Discretionary – 12.6%
76,357 Airbnb, Inc., Class A* 9,642,362
697,082 Amazon.com, Inc.* 145,181,268
5,848 Booking Holdings, Inc. 24,621,951
62,163 DoorDash, Inc., Class A* 9,333,774
47,950 Marriott International, Inc.,
Class A 15,683,007
9,051 MercadoLibre, Inc. (Brazil)* 15,649,360
131,602 O'Reilly Automotive, Inc.* 12,148,181
114,251 PDD Holdings, Inc. ADR
(China)* 11,674,167
57,750 Ross Stores, Inc. 12,510,382
200,289 Starbucks Corp. 17,943,892
324,982 Tesla, Inc.* 120,812,059
395,200,403
Consumer Staples – 8.5%
77,951 Coca-Cola Europacific Partners
PLC (United Kingdom) 7,067,817
77,309 Costco Wholesale Corp. 77,033,007
270,880 Keurig Dr Pepper, Inc. 7,132,270
172,512 Kraft Heinz Co. (The) 3,879,795
249,501 Mondelez International, Inc.,
Class A 14,381,238
166,370 Monster Beverage Corp.* 12,055,170
236,560 PepsiCo, Inc. 36,735,402
877,360 Walmart, Inc. 109,038,301
267,323,000
Energy – 0.7%
176,274 Baker Hughes Co. 10,761,528
50,915 Diamondback Energy, Inc. 10,070,478
20,832,006
Financials – 0.2%
135,094 PayPal Holdings, Inc. 6,110,302
Health Care – 5.1%
23,773 Alnylam Pharmaceuticals, Inc.* 7,865,773
96,680 Amgen, Inc. 34,016,858
72,640 Dexcom, Inc.* 4,561,792
71,085 GE HealthCare Technologies,
Inc. 5,059,830
222,603 Gilead Sciences, Inc. 31,024,180
12,507 IDEXX Laboratories, Inc.* 7,027,558
37,851 Insmed, Inc.* 6,189,396
63,635 Intuitive Surgical, Inc.* 29,335,099
18,357 Regeneron Pharmaceuticals, Inc. 14,183,352
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
45,373 Vertex Pharmaceuticals, Inc.* $ 20,260,859
159,524,697
Industrials – 4.0%
63,718 Automatic Data Processing, Inc. 12,946,223
10,728 Axon Enterprise, Inc.* 4,556,074
77,799 Cintas Corp. 13,158,923
124,614 Copart, Inc.* 4,137,185
322,158 CSX Corp. 13,224,586
211,317 Fastenal Co. 9,805,109
130,501 Ferrovial SE 8,489,090
114,051 Honeywell International, Inc. 25,778,948
43,777 Old Dominion Freight Line, Inc. 8,554,026
90,369 PACCAR, Inc. 10,437,619
54,427 Paychex, Inc. 5,013,815
61,957 Thomson Reuters Corp. (Canada) 5,574,891
20,750 Verisk Analytics, Inc. 3,937,312
125,613,801
Information Technology – 50.1%
65,683 Adobe, Inc.* 15,966,224
287,466 Advanced Micro Devices, Inc.* 58,479,208
87,917 Analog Devices, Inc. 27,969,914
937,528 Apple, Inc. 237,935,231
139,188 Applied Materials, Inc. 47,573,067
50,136 AppLovin Corp., Class A* 19,954,128
25,670 ARM Holdings PLC ADR* 3,883,358
15,276 ASML Holding NV
(Netherlands) 20,176,999
28,714 Atlassian Corp., Class A* 1,959,730
31,017 Autodesk, Inc.* 7,425,470
301,900 Broadcom, Inc. 93,441,069
53,217 Cadence Design Systems, Inc.* 14,787,408
691,503 Cisco Systems, Inc. 53,653,718
108,200 Cognizant Technology Solutions
Corp., Class A 6,638,070
47,273 Crowdstrike Holdings, Inc.,
Class A* 18,455,852
68,703 Datadog, Inc., Class A* 8,110,389
146,861 Fortinet, Inc.* 12,001,481
875,447 Intel Corp.* 38,633,476
51,285 Intuit, Inc. 22,174,608
22,977 KLA Corp. 33,831,565
220,002 Lam Research Corp. 47,005,627
154,829 Marvell Technology, Inc. 15,335,812
93,229 Microchip Technology, Inc. 6,023,526
195,601 Micron Technology, Inc. 66,081,842
470,440 Microsoft Corp. 174,142,775
8,661 Monolithic Power Systems, Inc. 9,469,504
1,554,843 NVIDIA Corp. 271,164,619
45,241 NXP Semiconductors NV
(Netherlands) 8,906,143
395,698 Palantir Technologies, Inc., Class
A* 57,882,703
150,399 Palo Alto Networks, Inc.* 24,111,968
192,517 QUALCOMM, Inc. 24,792,339
15,660 Roper Technologies, Inc. 5,541,448
38,215 Seagate Technology Holdings
PLC 14,971,108
219,450 Shopify, Inc., Class A (Canada)* 26,031,159
43,609 Strategy, Inc.* 5,442,403

Goldman Sachs Nasdaq-100 Premium Income ETF
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
36,779 Synopsys, Inc.* $ 14,582,138
158,576 Texas Instruments, Inc. 30,785,945
59,652 Western Digital Corp. 16,135,269
32,543 Workday, Inc., Class A* 4,227,987
21,057 Zscaler, Inc.* 2,954,087
1,568,639,367
Materials – 1.3%
83,765 Linde PLC 41,527,336
Real Estate – 0.1%
66,602 CoStar Group, Inc.* 2,686,725
Utilities – 1.5%
92,596 American Electric Power Co.,
Inc. 12,137,484
64,962 Constellation Energy Corp. 18,140,638
195,562 Exelon Corp. 9,586,449
107,947 Xcel Energy, Inc. 8,575,310
48,439,881
TOTAL COMMON STOCKS
(Cost $2,915,995,952)
3,113,502,495
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(a)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,566,895 3.554% $ 2,566,895
(Cost $2,566,895)
TOTAL INVESTMENTS – 99.5%
(Cost $2,918,562,847)
$ 3,116,069,390
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.5%
14,959,207
NET ASSETS – 100.0%
$ 3,131,028,597
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
WRITTEN OPTIONS CONTRACTS
— At March 31, 2026, the Fund had the following written option contracts:
OTC WRITTEN OPTIONS - OPTIONS ON SECURITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. $ 565.89 04/24/2026 (4,027) $ (227,884) $ (9,288,757) $ (7,219,404) $ (2,069,352)
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. 587.00 04/17/2026 (3,839) (225,349) (2,996,315) (5,692,277) 2,695,962
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. 596.20 04/10/2026 (3,162) (188,518) (598,259) (5,368,286) 4,770,026
Invesco QQQ
Trust Series
1
Morgan
Stanley and
Co. 604.71 04/02/2026 (3,665) (221,626) (67,673) (5,958,374) 5,890,701
Total written option contracts (14,693) $ (863,377) $ (12,951,004) $ (24,238,341) $ 11,287,337

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – 95.9%
Communication Services – 7.1%
314,530 Alphabet, Inc., Class A $ 90,446,247
180,647 Alphabet, Inc., Class C 51,820,398
199,868 AT&T, Inc. 5,794,173
73,834 Comcast Corp., Class A 2,119,774
4,119 Electronic Arts, Inc. 839,741
1,666 Fox Corp., Class A 97,295
953 Fox Corp., Class B 50,604
552 Live Nation Entertainment, Inc.* 84,186
84,359 Meta Platforms, Inc., Class A 48,264,315
159,808 Netflix, Inc.* 15,365,539
3,343 Take-Two Interactive Software,
Inc.* 660,242
11,281 T-Mobile US, Inc. 2,369,348
126,257 Verizon Communications, Inc. 6,338,101
43,204 Walt Disney Co. (The) 4,164,002
19,202 Warner Bros Discovery, Inc.* 527,287
228,941,252
Consumer Discretionary – 9.6%
25,561 Airbnb, Inc., Class A* 3,227,843
568,037 Amazon.com, Inc.* 118,305,066
11,811 Aptiv PLC* 820,156
989 AutoZone, Inc.* 3,340,624
17,593 Best Buy Co., Inc. 1,129,471
1,403 Booking Holdings, Inc. 5,907,079
61,149 Carnival Corp. 1,582,536
9,796 Carvana Co.* 3,079,667
83,568 Chipotle Mexican Grill, Inc.* 2,675,012
15,279 D.R. Horton, Inc. 2,096,584
6,599 Darden Restaurants, Inc. 1,293,668
9,767 Deckers Outdoor Corp.* 977,579
1,702 Domino's Pizza, Inc. 610,661
14,223 DoorDash, Inc., Class A* 2,135,583
25,085 eBay, Inc. 2,283,237
7,283 Expedia Group, Inc. 1,681,572
227,406 Ford Motor Co. 2,624,265
9,154 Garmin Ltd. 2,123,820
52,779 General Motors Co. 3,932,036
9,516 Genuine Parts Co. 1,006,317
9,690 Hasbro, Inc. 906,984
13,393 Hilton Worldwide Holdings, Inc. 4,072,543
50,160 Home Depot, Inc. (The) 16,497,122
16,791 Las Vegas Sands Corp. 904,699
4,437 Lennar Corp., Class A 385,309
28,734 Lowe’s Cos., Inc. 6,789,270
9,438 Lululemon Athletica, Inc.* 1,444,958
12,758 Marriott International, Inc.,
Class A 4,172,759
41,067 McDonald's Corp. 12,763,213
9,020 MGM Resorts International* 333,830
39,505 NIKE, Inc., Class B 2,086,654
48,718 Norwegian Cruise Line Holdings
Ltd.* 911,027
93 NVR, Inc.* 612,854
45,262 O'Reilly Automotive, Inc.* 4,178,135
1,029 Pool Corp. 208,198
8,166 PulteGroup, Inc. 960,403
2,864 Ralph Lauren Corp. 985,187
18,712 Ross Stores, Inc. 4,053,581
14,458 Royal Caribbean Cruises Ltd. 3,978,552
Shares Description Value
Common Stocks – (continued)
Consumer Discretionary – (continued)
67,282 Starbucks Corp. $ 6,027,794
11,596 Tapestry, Inc. 1,636,312
157,802 Tesla, Inc.* 58,662,894
65,132 TJX Cos., Inc. (The) 10,401,580
32,274 Tractor Supply Co. 1,462,012
2,500 Ulta Beauty, Inc.* 1,306,775
6,783 Williams-Sonoma, Inc. 1,236,744
4,798 Wynn Resorts Ltd. 487,237
15,413 Yum! Brands, Inc. 2,396,413
310,695,815
Consumer Staples – 5.2%
95,554 Altria Group, Inc. 6,305,608
27,466 Archer-Daniels-Midland Co. 1,996,504
4,404 Brown-Forman Corp., Class B 116,442
8,006 Bunge Global SA 1,018,363
5,472 Campbell's Company (The)
(a)
121,861
8,966 Church & Dwight Co., Inc. 836,707
5,962 Clorox Co. (The) 617,842
227,925 Coca-Cola Co. (The) 17,333,696
45,796 Colgate-Palmolive Co. 3,903,193
42,616 Conagra Brands, Inc. 669,924
10,049 Constellation Brands, Inc., Class
A 1,507,350
26,223 Costco Wholesale Corp. 26,129,384
10,075 Dollar General Corp. 1,196,205
9,218 Dollar Tree, Inc.* 1,009,463
10,701 Estee Lauder Cos., Inc. (The),
Class A 768,011
11,823 General Mills, Inc. 440,052
8,622 Hershey Co. (The) 1,792,428
7,512 Hormel Foods Corp. 170,147
5,400 J M Smucker Co. (The) 520,776
142,312 Kenvue, Inc. 2,453,459
76,495 Keurig Dr Pepper, Inc. 2,014,113
17,001 Kimberly-Clark Corp. 1,640,087
62,230 Kraft Heinz Co. (The) 1,399,553
31,531 Kroger Co. (The) 2,281,583
5,971 McCormick & Co., Inc. 301,177
6,463 Molson Coors Beverage Co.,
Class B 278,297
65,313 Mondelez International, Inc.,
Class A 3,764,641
38,508 Monster Beverage Corp.* 2,790,290
77,491 PepsiCo, Inc. 12,033,577
82,992 Philip Morris International, Inc. 13,721,897
138,035 Procter & Gamble Co. (The) 19,937,775
26,806 Sysco Corp. 1,912,072
27,648 Target Corp. 3,350,938
13,548 Tyson Foods, Inc., Class A 868,020
256,457 Walmart, Inc. 31,872,476
167,073,911
Energy – 4.1%
27,183 APA Corp. 1,153,647
57,991 Baker Hughes Co. 3,540,351
111,186 Chevron Corp. 23,004,383
71,697 ConocoPhillips 9,464,004
51,664 Coterra Energy, Inc. 1,815,473
34,695 Devon Energy Corp. 1,745,852
10,524 Diamondback Energy, Inc. 2,081,542

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Energy – (continued)
30,435 EOG Resources, Inc. $ 4,399,988
36,170 EQT Corp. 2,301,859
11,826 Expand Energy Corp. 1,298,258
246,751 Exxon Mobil Corp. 41,863,775
56,260 Halliburton Co. 2,193,577
114,502 Kinder Morgan, Inc. 3,839,252
17,289 Marathon Petroleum Corp. 4,221,628
41,169 Occidental Petroleum Corp. 2,675,985
36,277 ONEOK, Inc. 3,279,078
23,320 Phillips 66 4,248,438
90,331 SLB Ltd. 4,642,110
12,517 Targa Resources Corp. 3,138,387
3,242 Texas Pacific Land Corp. 1,538,524
17,643 Valero Energy Corp. 4,359,232
71,307 Williams Cos., Inc. (The) 5,189,724
131,995,067
Financials – 12.1%
29,450 Aflac, Inc. 3,230,960
18,739 Allstate Corp. (The) 3,885,344
25,105 American Express Co. 7,593,760
34,593 American International Group,
Inc. 2,603,123
7,641 Ameriprise Financial, Inc. 3,395,660
8,500 Aon PLC, Class A 2,743,630
38,578 Apollo Global Management, Inc. 4,298,361
21,661 Arch Capital Group Ltd.* 2,079,239
9,894 Ares Management Corp., Class A 1,079,435
7,393 Arthur J Gallagher & Co. 1,601,176
2,210 Assurant, Inc. 481,360
395,551 Bank of America Corp. 19,283,111
49,161 Bank of New York Mellon Corp.
(The) 5,831,969
107,914 Berkshire Hathaway, Inc., Class
B* 51,712,389
10,154 Blackrock, Inc. 9,765,203
30,874 Blackstone, Inc. 3,550,201
48,679 Block, Inc.* 2,929,502
23,681 Brown & Brown, Inc. 1,544,238
22,042 Capital One Financial Corp. 4,021,122
7,002 Cboe Global Markets, Inc. 1,968,052
95,903 Charles Schwab Corp. (The) 9,012,964
23,187 Chubb Ltd. 7,557,339
7,452 Cincinnati Financial Corp. 1,172,572
103,716 Citigroup, Inc. 11,762,432
24,112 Citizens Financial Group, Inc. 1,445,997
23,214 CME Group, Inc. 6,856,255
12,630 Coinbase Global, Inc., Class A* 2,205,324
6,064 Corpay, Inc.* 1,764,563
1,729 Erie Indemnity Co., Class A 434,515
2,772 Everest Group Ltd. 906,028
826 FactSet Research Systems, Inc. 179,234
7,423 Fidelity National Information
Services, Inc. 348,213
50,518 Fifth Third Bancorp 2,347,066
16,517 Fiserv, Inc.* 921,649
18,626 Franklin Resources, Inc. 439,946
31,302 Global Payments, Inc. 2,106,625
3,305 Globe Life, Inc. 459,957
Shares Description Value
Common Stocks – (continued)
Financials – (continued)
14,121 Hartford Insurance Group, Inc.
(The) $ 1,909,583
97,725 Huntington Bancshares, Inc. 1,529,396
32,706 Interactive Brokers Group, Inc.,
Class A 2,193,591
42,525 Intercontinental Exchange, Inc. 6,688,332
49,025 Invesco Ltd. 1,190,817
7,725 Jack Henry & Associates, Inc. 1,220,859
159,853 JPMorgan Chase & Co. 47,022,359
36,724 KeyCorp 736,316
27,833 KKR & Co., Inc. 2,574,553
7,356 Loews Corp. 785,179
5,572 M&T Bank Corp. 1,151,844
35,776 Marsh & McLennan Cos., Inc. 6,205,347
41,258 Mastercard, Inc., Class A 20,614,972
21,476 MetLife, Inc. 1,518,783
11,018 Moody's Corp. 4,806,603
68,104 Morgan Stanley 11,207,875
5,820 MSCI, Inc. 3,137,038
40,661 Nasdaq, Inc. 3,451,712
14,515 Northern Trust Corp. 2,025,859
33,863 PayPal Holdings, Inc. 1,531,624
21,579 PNC Financial Services Group,
Inc. (The) 4,490,374
15,237 Principal Financial Group, Inc. 1,373,006
26,528 Progressive Corp. (The) 5,258,911
12,976 Prudential Financial, Inc. 1,267,625
16,873 Raymond James Financial, Inc. 2,443,042
33,193 Regions Financial Corp. 867,001
34,639 Robinhood Markets, Inc., Class
A* 2,400,483
11,774 S&P Global, Inc. 5,007,953
24,756 State Street Corp. 3,133,119
49,480 Synchrony Financial 3,365,630
8,871 T. Rowe Price Group, Inc. 799,632
15,846 Travelers Cos., Inc. (The) 4,621,961
73,545 Truist Financial Corp. 3,380,864
95,243 US Bancorp 4,953,588
87,302 Visa, Inc., Class A 26,386,157
17,773 W R Berkley Corp. 1,177,995
183,080 Wells Fargo & Co. 14,574,999
6,067 Willis Towers Watson PLC 1,763,677
392,287,173
Health Care – 9.3%
79,373 Abbott Laboratories 8,149,226
94,039 AbbVie, Inc. 20,452,542
8,109 Agilent Technologies, Inc. 924,264
4,673 Align Technology, Inc.* 801,092
31,732 Amgen, Inc. 11,164,904
63,660 Baxter International, Inc. 1,069,488
19,645 Becton Dickinson & Co. 3,088,783
8,057 Biogen, Inc.* 1,477,090
5,875 Bio-Techne Corp. 307,027
53,153 Boston Scientific Corp.* 3,335,351
119,263 Bristol-Myers Squibb Co. 7,233,301
13,540 Cardinal Health, Inc. 2,861,137
10,651 Cencora, Inc. 3,345,905
17,638 Centene Corp.* 577,468

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Health Care – (continued)
6,246 Charles River Laboratories
International, Inc.* $ 1,077,435
15,638 Cigna Group (The) 4,171,436
17,093 Cooper Cos., Inc. (The)* 1,222,150
72,727 CVS Health Corp. 5,223,253
42,070 Danaher Corp. 7,976,472
1,723 DaVita, Inc.* 264,808
25,345 Dexcom, Inc.* 1,591,666
34,382 Edwards Lifesciences Corp.* 2,753,311
12,241 Elevance Health, Inc. 3,583,553
46,585 Eli Lilly & Co. 42,847,485
29,670 GE HealthCare Technologies,
Inc. 2,111,911
72,680 Gilead Sciences, Inc. 10,129,412
9,276 HCA Healthcare, Inc. 4,389,774
5,144 Henry Schein, Inc.* 379,113
12,229 Hologic, Inc.* 924,390
2,022 Humana, Inc. 350,595
4,371 IDEXX Laboratories, Inc.* 2,456,021
9,503 Incyte Corp.* 894,422
2,423 Insulet Corp.* 508,442
18,860 Intuitive Surgical, Inc.* 8,694,271
6,235 IQVIA Holdings, Inc.* 1,063,317
140,102 Johnson & Johnson 34,246,533
4,170 Labcorp Holdings, Inc. 1,112,598
7,169 McKesson Corp. 6,203,766
66,116 Medtronic PLC 5,728,951
145,565 Merck & Co., Inc. 17,510,014
1,705 Mettler-Toledo International,
Inc.* 2,150,346
20,011 Moderna, Inc.* 1,016,559
332,057 Pfizer, Inc. 9,324,161
5,908 Quest Diagnostics, Inc. 1,157,850
5,770 Regeneron Pharmaceuticals, Inc. 4,458,133
8,768 ResMed, Inc. 1,968,241
28,293 Revvity, Inc. 2,478,750
6,546 Solventum Corp.* 427,454
5,426 STERIS PLC 1,199,851
22,428 Stryker Corp. 7,369,617
16,728 Thermo Fisher Scientific, Inc. 8,222,314
45,438 UnitedHealth Group, Inc. 12,295,068
2,496 Universal Health Services, Inc.,
Class B 446,709
14,578 Vertex Pharmaceuticals, Inc.* 6,509,660
63,340 Viatris, Inc. 855,723
9,220 Waters Corp.* 2,745,716
3,394 West Pharmaceutical Services,
Inc. 850,672
15,013 Zimmer Biomet Holdings, Inc. 1,357,475
19,589 Zoetis, Inc. 2,315,616
299,352,592
Industrials – 9.0%
30,702 3M Co. 4,458,851
5,609 A O Smith Corp. 369,857
4,697 Allegion PLC 682,427
13,731 AMETEK, Inc. 2,943,377
11,386 Automatic Data Processing, Inc. 2,313,407
3,483 Axon Enterprise, Inc.* 1,479,195
43,595 Boeing Co. (The)* 8,676,713
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
3,059 Broadridge Financial Solutions,
Inc. $ 497,026
1,051 Builders FirstSource, Inc.* 86,529
6,620 C.H. Robinson Worldwide, Inc. 1,099,383
49,010 Carrier Global Corp. 2,759,753
27,472 Caterpillar, Inc. 19,462,813
22,981 Cintas Corp. 3,887,006
2,249 Comfort Systems USA, Inc. 3,101,349
21,990 Copart, Inc.* 730,068
104,673 CSX Corp. 4,296,827
7,910 Cummins, Inc. 4,255,738
14,984 Deere & Co. 8,440,487
37,824 Delta Air Lines, Inc. 2,514,540
7,727 Dover Corp. 1,610,693
22,920 Eaton Corp. PLC 8,197,796
2,632 EMCOR Group, Inc. 1,943,232
27,038 Emerson Electric Co. 3,542,519
15,988 Equifax, Inc. 2,878,959
6,874 Expeditors International of
Washington, Inc. 984,563
65,677 Fastenal Co. 3,047,413
13,791 FedEx Corp. 4,912,078
16,154 Fortive Corp. 892,993
15,990 GE Vernova, Inc. 13,957,671
3,286 Generac Holdings, Inc.* 641,854
14,800 General Dynamics Corp. 5,079,656
61,736 General Electric Co. 17,518,825
37,033 Honeywell International, Inc. 8,370,569
23,583 Howmet Aerospace, Inc. 5,434,938
3,804 Hubbell, Inc. 1,866,775
2,200 Huntington Ingalls Industries,
Inc. 835,780
3,460 IDEX Corp. 655,843
21,550 Illinois Tool Works, Inc. 5,609,249
20,351 Ingersoll Rand, Inc. 1,630,522
7,389 J.B. Hunt Transport Services, Inc. 1,565,729
10,282 Jacobs Solutions, Inc. 1,308,693
36,965 Johnson Controls International
PLC 4,840,567
10,855 L3Harris Technologies, Inc. 3,746,603
10,048 Leidos Holdings, Inc. 1,562,665
1,655 Lennox International, Inc. 768,135
11,977 Lockheed Martin Corp. 7,238,779
12,860 Masco Corp. 776,358
3,879 Nordson Corp. 1,032,047
11,818 Norfolk Southern Corp. 3,391,766
7,828 Northrop Grumman Corp. 5,340,575
9,374 Old Dominion Freight Line, Inc. 1,831,680
21,994 Otis Worldwide Corp. 1,695,298
28,464 PACCAR, Inc. 3,287,592
7,390 Parker-Hannifin Corp. 6,615,824
7,847 Paychex, Inc. 722,866
6,438 Pentair PLC 560,814
8,829 Quanta Services, Inc. 4,847,298
14,726 Republic Services, Inc. 3,225,289
5,824 Rockwell Automation, Inc. 2,090,117
12,194 Rollins, Inc. 651,282
79,223 RTX Corp. 15,282,117
4,573 Snap-on, Inc. 1,661,005
25,536 Southwest Airlines Co. 959,388

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Industrials – (continued)
5,205 Stanley Black & Decker, Inc. $ 369,867
9,912 Textron, Inc. 867,895
12,995 Trane Technologies PLC 5,415,536
3,287 TransDigm Group, Inc. 3,809,502
100,026 Uber Technologies, Inc.* 7,194,870
32,725 Union Pacific Corp. 7,939,739
20,938 United Airlines Holdings, Inc.* 1,927,762
38,294 United Parcel Service, Inc.,
Class B 3,767,364
2,955 United Rentals, Inc. 2,152,895
13,944 Veralto Corp. 1,232,928
12,881 Verisk Analytics, Inc. 2,444,170
15,660 Vertiv Holdings Co., Class A 3,924,083
2,456 W.W. Grainger, Inc. 2,679,029
25,367 Waste Management, Inc. 5,829,083
9,354 Westinghouse Air Brake
Technologies Corp. 2,337,658
13,811 Xylem, Inc. 1,650,415
290,212,557
Information Technology – 32.7%
23,300 Accenture PLC, Class A 4,620,157
12,268 Adobe, Inc.* 2,982,105
95,695 Advanced Micro Devices, Inc.* 19,467,234
14,564 Akamai Technologies, Inc.* 1,672,675
66,514 Amphenol Corp., Class A 8,404,044
27,439 Analog Devices, Inc. 8,729,444
848,977 Apple, Inc. 215,461,873
46,591 Applied Materials, Inc. 15,924,338
11,385 AppLovin Corp., Class A* 4,531,230
60,175 Arista Networks, Inc.* 7,388,287
18,887 Autodesk, Inc.* 4,521,548
269,289 Broadcom, Inc. 83,347,638
20,637 Cadence Design Systems, Inc.* 5,734,403
6,906 CDW Corp. 835,764
8,151 Ciena Corp.* 3,164,463
232,639 Cisco Systems, Inc. 18,050,460
44,525 Cognizant Technology Solutions
Corp., Class A 2,731,609
7,380 Coherent Corp.* 1,757,990
44,564 Corning, Inc. 6,059,367
19,035 Crowdstrike Holdings, Inc.,
Class A* 7,431,454
14,884 Datadog, Inc., Class A* 1,757,056
18,146 Dell Technologies, Inc., Class C 2,978,303
1,096 EPAM Systems, Inc.* 148,398
3,409 F5, Inc.* 986,326
570 Fair Isaac Corp.* 608,498
4,906 First Solar, Inc.* 967,758
55,922 Fortinet, Inc.* 4,569,946
1,366 Gartner, Inc.* 216,292
95,029 Gen Digital, Inc. 1,789,396
22,818 GoDaddy, Inc., Class A* 1,886,364
70,194 Hewlett Packard Enterprise Co. 1,671,319
51,198 HP, Inc. 983,514
272,448 Intel Corp.* 12,023,130
56,154 International Business Machines
Corp. 13,611,168
10,360 Intuit, Inc. 4,479,457
5,980 Jabil, Inc. 1,588,467
Shares Description Value
Common Stocks – (continued)
Information Technology – (continued)
12,895 Keysight Technologies, Inc.* $ 3,641,161
7,621 KLA Corp. 11,221,237
73,522 Lam Research Corp. 15,708,711
3,541 Lumentum Holdings, Inc.* 2,488,473
34,885 Microchip Technology, Inc. 2,253,920
66,100 Micron Technology, Inc. 22,331,224
420,515 Microsoft Corp. 155,662,038
2,690 Monolithic Power Systems, Inc. 2,941,112
9,658 Motorola Solutions, Inc. 4,191,282
10,831 NetApp, Inc. 1,108,986
1,403,645 NVIDIA Corp. 244,795,688
14,535 NXP Semiconductors NV
(Netherlands) 2,861,360
21,229 ON Semiconductor Corp.* 1,314,500
85,455 Oracle Corp. 12,571,285
131,075 Palantir Technologies, Inc., Class
A* 19,173,651
39,791 Palo Alto Networks, Inc.* 6,379,293
11,304 PTC, Inc.* 1,610,707
11,861 Qnity Electronics, Inc. 1,368,522
62,954 QUALCOMM, Inc. 8,107,216
2,198 Roper Technologies, Inc. 777,784
69,333 Salesforce, Inc. 12,942,391
8,733 Sandisk Corp.* 5,548,424
12,758 Seagate Technology Holdings
PLC 4,998,074
35,927 ServiceNow, Inc.* 3,756,168
5,486 Skyworks Solutions, Inc. 293,775
13,984 Synopsys, Inc.* 5,544,376
12,736 TE Connectivity PLC
(Switzerland) 2,662,079
2,601 Teledyne Technologies, Inc.* 1,573,631
10,364 Teradyne, Inc. 3,072,511
53,725 Texas Instruments, Inc. 10,430,172
33,540 Trimble, Inc.* 2,187,814
955 Tyler Technologies, Inc.* 326,973
5,402 VeriSign, Inc. 1,341,641
19,804 Western Digital Corp. 5,356,784
2,889 Workday, Inc., Class A* 375,339
1,368 Zebra Technologies Corp., Class
A* 286,021
1,054,285,798
Materials – 2.1%
12,017 Air Products and Chemicals, Inc. 3,490,818
6,983 Albemarle Corp. 1,253,658
30,201 Amcor PLC 1,200,490
4,393 Avery Dennison Corp. 758,583
13,730 Ball Corp. 811,580
8,652 CF Industries Holdings, Inc. 1,123,376
36,320 Corteva, Inc. 3,040,347
39,171 CRH PLC 4,117,656
43,689 Dow, Inc. 1,819,647
44,294 DuPont de Nemours, Inc. 2,028,665
14,595 Ecolab, Inc. 3,882,562
84,245 Freeport-McMoRan, Inc. 4,951,921
24,057 International Flavors &
Fragrances, Inc. 1,745,335
36,476 International Paper Co. 1,302,193
27,495 Linde PLC 13,630,921

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Shares Description Value
Common Stocks – (continued)
Materials – (continued)
18,927 LyondellBasell Industries NV,
Class A $ 1,524,759
2,999 Martin Marietta Materials, Inc. 1,765,451
21,074 Mosaic Co. (The) 537,387
57,687 Newmont Corp. 6,244,618
12,950 Nucor Corp. 2,189,845
5,368 Packaging Corp. of America 1,139,197
6,752 PPG Industries, Inc. 721,654
9,698 Sherwin-Williams Co. (The) 3,108,694
34,864 Smurfit Westrock PLC 1,389,330
7,838 Steel Dynamics, Inc. 1,410,840
5,688 Vulcan Materials Co. 1,548,843
66,738,370
Real Estate – 2.0%
11,659 Alexandria Real Estate Equities,
Inc. REIT 541,211
27,457 American Tower Corp. REIT 4,738,529
6,737 AvalonBay Communities, Inc.
REIT 1,100,489
3,558 BXP, Inc. REIT 184,660
3,900 Camden Property Trust REIT 380,874
27,913 CBRE Group, Inc., Class A* 3,781,095
13,477 CoStar Group, Inc.* 543,662
24,657 Crown Castle, Inc. REIT 2,004,861
18,579 Digital Realty Trust, Inc. REIT 3,348,122
5,841 Equinix, Inc. REIT 5,725,582
16,205 Equity Residential REIT 958,526
2,888 Essex Property Trust, Inc. REIT 698,896
10,804 Extra Space Storage, Inc. REIT 1,416,729
2,834 Federal Realty Investment Trust
REIT 300,999
35,430 Healthpeak Properties, Inc. REIT 582,115
57,065 Host Hotels & Resorts, Inc.
REIT 1,093,365
29,452 Invitation Homes, Inc. REIT 731,882
17,119 Iron Mountain, Inc. REIT 1,748,535
24,895 Kimco Realty Corp. REIT 559,391
3,445 Mid-America Apartment
Communities, Inc. REIT 420,703
53,379 Prologis, Inc. REIT 7,055,636
10,247 Public Storage REIT 2,775,707
53,222 Realty Income Corp. REIT 3,256,122
5,113 Regency Centers Corp. REIT 386,850
5,611 SBA Communications Corp.
REIT 965,709
26,214 Simon Property Group, Inc.
REIT 4,889,697
57,861 UDR, Inc. REIT 1,954,545
27,527 Ventas, Inc. REIT 2,251,158
58,053 VICI Properties, Inc. REIT 1,586,008
40,592 Welltower, Inc. REIT 8,025,444
35,156 Weyerhaeuser Co. REIT 858,861
64,865,963
Utilities – 2.7%
41,161 AES Corp. (The) 579,959
18,170 Alliant Energy Corp. 1,303,879
21,838 Ameren Corp. 2,400,433
31,703 American Electric Power Co.,
Inc. 4,155,629
Shares Description Value
Common Stocks – (continued)
Utilities – (continued)
12,671 American Water Works Co., Inc. $ 1,724,396
9,500 Atmos Energy Corp. 1,754,840
36,382 CenterPoint Energy, Inc. 1,570,247
31,007 CMS Energy Corp. 2,405,523
17,913 Consolidated Edison, Inc. 2,027,393
17,846 Constellation Energy Corp. 4,983,496
49,973 Dominion Energy, Inc. 3,089,331
11,002 DTE Energy Co. 1,608,712
50,795 Duke Energy Corp. 6,651,097
28,918 Edison International 2,116,219
25,548 Entergy Corp. 2,870,573
12,829 Evergy, Inc. 1,050,952
21,123 Eversource Energy 1,463,401
58,838 Exelon Corp. 2,884,239
42,932 FirstEnergy Corp. 2,174,935
122,684 NextEra Energy, Inc. 11,394,890
26,654 NiSource, Inc. 1,243,676
12,154 NRG Energy, Inc. 1,776,186
130,131 PG&E Corp. 2,286,402
4,907 Pinnacle West Capital Corp. 494,380
42,121 PPL Corp. 1,609,022
28,276 Public Service Enterprise Group,
Inc. 2,288,942
38,128 Sempra 3,704,898
65,052 Southern Co. (The) 6,278,819
20,808 Vistra Corp. 3,128,067
16,846 WEC Energy Group, Inc. 1,950,261
40,467 Xcel Energy, Inc. 3,214,699
86,185,496
TOTAL COMMON STOCKS
(Cost $2,883,855,496)
3,092,633,994
a
Exchange Traded Funds – 3.6%
655,386 Vanguard Communication
Services ETF
(a)
(Cost $125,306,173)
117,864,618
Shares Dividend Rate Value
aa
Investment Company – 0.1%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,145,333 3.554% 2,145,333
(Cost $2,145,333)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $3,011,307,002)
3,212,643,945

Goldman Sachs S&P 500 Core Premium Income ETF
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.0%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,341,156 3.553% $ 1,341,156
(Cost $1,341,156)
TOTAL INVESTMENTS – 99.6%
(Cost $3,012,648,158)
$ 3,213,985,101
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.4%
12,324,868
NET ASSETS – 100.0%
$ 3,226,309,969
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
WRITTEN OPTIONS CONTRACTS
— At March 31, 2026, the Fund had the following written option contracts:
OVER-THE-COUNTER OPTIONS ON EQUITIES
Description Counterparty
Exercise
Rate
Expiration
Date
Number of
Contracts Notional Amount
Market
Value
Premiums Paid
(Received) by the
Fund
Unrealized
Appreciation/
(Depreciation)
Written Option Contracts:
Calls
State Street
SPDR S&P
500 ETF
Trust
Morgan
Stanley and
Co. $ 638.39 04/24/2026 (2,715) $ (173,322,885) $ (6,328,424) $ (4,940,621) $ (1,387,802)
State Street
SPDR S&P
500 ETF
Trust
Morgan
Stanley and
Co. 654.00 04/17/2026 (2,607) (170,497,800) (2,829,011) (3,865,529) 1,036,518
State Street
SPDR S&P
500 ETF
Trust
Morgan
Stanley and
Co. 665.70 04/10/2026 (2,825) (188,060,250) (786,309) (4,462,794) 3,676,485
State Street
SPDR S&P
500 ETF
Trust
Morgan
Stanley and
Co. 675.23 04/02/2026 (2,921) (197,234,683) (7,740) (4,523,900) 4,516,159
Total written option contracts (11,068) $ (729,115,618) $ (9,951,484) $ (17,792,844) $ 7,841,360

Goldman Sachs Premium Income ETFs
Schedule of Investments
March 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Goldman Sachs Premium Income ETFs
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.
Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
Money Market Funds — Investments in the Goldman Sachs Financial Square Treasury Obligations Fund (“Underlying Money
Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of March
31, 2026:
(a)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Premium Income ETFs
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon
(“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the
Nasdaq-100 Premium Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 11,674,167 $ — $ —
Europe 36,150,959 — —
North America 3,050,028,009 — —
South America 15,649,360 — —
Investment Company 2,566,895 — —
Total
$ 3,116,069,390 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Written Options Contracts $ — $ (12,951,004) $ —
€ 1.00 € 1.00 € 1.00
(a)
S&P 500 Premium Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Europe $ 5,523,439 $ — $ —
North America 3,204,975,173 — —
Investment Company 2,145,333 — —
Securities Lending Reinvestment Vehicle 1,341,156 — —
Total
$ 3,213,985,101 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Written Options Contracts $ — $ (9,951,484) $ —
€ 1.00 € 1.00 € 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Premium Income ETFs
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square
Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money
Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by
GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the
Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.
The Funds’ risks include, but are not limited to, the following:
Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Large Shareholder Transactions Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NASDAQ and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Premium Income ETFs
Schedule of Investments
(continued)
March 31, 2026 (Unaudited)
Non-Diversification Risk — The Nasdaq-100 Core Premium Income ETF is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Option Writing Risk — Writing (selling) options may limit the opportunity to profit from an increase or decrease in the market value of a reference security in exchange for up-front cash (the premium) at the time of selling the option. In a sharp rising or falling market, the Fund could significantly underperform the market or other portfolios without an option writing strategy. The Fund could also experience a sudden, significant permanent loss due to dramatic movements in the market value of reference security, which may far exceed the premiums received for writing the option. Such significant losses could cause significant deteriorations in the Fund’s
NAV. Furthermore, the premium received from the Fund’s option writing strategies may not fully protect it against market movements because the Fund will continue to bear the risk of movements in the value of its portfolio investments.
Tracking Error/Index Risk — Tracking error is the divergence of the Fund’s performance (without regard to the options overwrite strategy) from that of the benchmark. The performance of the Fund’s equity investments may diverge from that of the benchmark for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the benchmark or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the benchmark are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund will be negatively affected by general declines in the securities and asset classes represented in the benchmark. In addition, unless a specific security is removed from the benchmark, the Fund generally would not sell a security because the security’s issuer was in financial trouble.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)